SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	36.00%	44.00%	52.00%
Customer C [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	16.00%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	22.00%	18.00%
Customer D [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%
Customer D [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%	16.00%
Customer B [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	12.00%	24.00%
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	23.00%	28.00%
Customer E [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	13.00%
Supplier A [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage	14.00%	16.00%	20.00%
Supplier A [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	19.00%
Supplier B [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage		14.00%
Supplier B [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage		15.00%
Supplier C [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage		13.00%	15.00%
Supplier C [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage		11.00%